Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - HKD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total Revenues, net	$ 39,962,062		$ 31,014,352		$ 45,804,377		$ 20,440,683		$ 3,615,137
Costs and expenses:
Selling, general and administrative expenses	(41,217,901)		(4,226,640)		(7,319,454)		(666,286)		(490,636)
Research and development			(660,000)		(760,000)
Amortization	(390,000)		(2,318,444)		(2,560,667)
Impairment of rights of use assets			(111,136)		(111,136)
Depreciation	(210,865)		(238,649)		(449,514)		(294,083)		(206,006)
Profit/(Loss) from operations	(36,622,968)		3,254,834		773,472		8,119,825		(344,093)
Other income/(expenses):
Interest income	1,292		38,676		44,840		22,995		441
Finance costs	(401,922)		(232,971)		(656,689)		(246,262)		(179,651)
Other income	128,581		1,000		7,363,910		180,663		40,520
Total other (expenses), net	(272,049)		(193,295)		6,752,061		(42,604)		(138,690)
Profit/(Loss) before income taxes	(36,895,017)		3,061,539		7,525,533		8,077,221		(482,783)
Income tax expense	(85,600)		(350,000)		(1,100,000)		(988,347)
NET PROFIT/(LOSS)	$ (36,980,617)		$ 2,711,539		$ 6,425,533		$ 7,088,874		$ (482,783)
Class A ordinary shares [member]
Profit/(Loss) per Class A Ordinary Share:
- Basic	$ (6.045)	[1]	$ 0.473	[1]	$ 1.12	[2]	$ 1.24	[2]	$ (0.08)	[2]
- Diluted	$ (6.045)	[1]	$ 0.457	[1]	$ 1.08	[2]	$ 1.20	[2]	$ (0.08)	[2]
Weighted average number of Class B Ordinary Shares
- Basic	6,103,934	[1]	5,732,000	[1]	5,732,000	[2]	5,732,000	[2]	5,732,000	[2]
- Diluted	6,103,934	[1]	5,932,000	[1]	5,932,000	[2]	5,932,000	[2]	5,932,000	[2]
Class B ordinary shares [member]
Weighted average number of Class B Ordinary Shares
- Diluted	200,000	[1]	200,000	[1]	200,000	[2]	200,000	[2]	200,000	[2]
Non related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net	$ 39,962,062		$ 30,462,186		$ 45,352,618		$ 20,103,097		$ 1,137,909
Costs and expenses:
Cost of revenue	(34,535,505)		(19,736,299)		(33,565,785)		(11,360,489)		(3,262,588)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net			552,166		451,759		337,586		2,477,228
Costs and expenses:
Cost of revenue	$ (230,759)		$ (468,350)		$ (264,349)

[1]	The shares amounts are presented on a retroactive basis.
[2]	The shares amounts are presented on a retroactive basis.